SECURITIES ACT FILE NO. 33-73140

                      ING VP INTERNATIONAL VALUE PORTFOLIO


                      SUPPLEMENT DATED MAY 17, 2002 TO THE
                 ING VARIABLE PRODUCTS TRUST CLASS R PROSPECTUS
                                DATED MAY 1, 2002

     Effective June 30, 2002, Brandes Investment Partners, L.P. will resign as Sub-Adviser to the ING VP International Value Portfolio. ING Investments, LLC will directly manage the Portfolio with Richard T. Saler and Philip A. Schwartz sharing the day-to-day management of the Portfolio.

     The language under the heading "VP International Value Portfolio, Brandes Investment Partners, L.P." on page 22 of the Prospectus is deleted and the following language should be added under the heading "ING Directly Manages the Following Portfolios" on page 22 of the Prospectus:

VP International Value Portfolio

Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Portfolio Manager of ING VP International Value Portfolio since July 2002. Prior to joining ING in July 2000, Mr. Saler was Senior Vice President and Director of International Equity Strategy at Lexington Management Corporation (1986-2000), which was acquired by the Adviser's parent company in July 2000.

Philip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Portfolio Manager of ING VP International Value Portfolio since July 2002. Prior to joining ING in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington, which was acquired by the Adviser's parent company in July 2000. Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                                SECURITIES ACT FILE NO. 33-73140

                      ING VP INTERNATIONAL VALUE PORTFOLIO


                      SUPPLEMENT DATED MAY 17, 2002 TO THE
                 ING VARIABLE PRODUCTS TRUST CLASS S PROSPECTUS
                                DATED MAY 1, 2002

     Effective June 30, 2002, Brandes Investment Partners, L.P. will resign as Sub-Adviser to the ING VP International Value Portfolio. ING Investments, LLC will directly manage the Portfolio with Richard T. Saler and Philip A. Schwartz sharing the day-to-day management of the Portfolio.

     The language under the heading "VP International Value Portfolio, Brandes Investment Partners, L.P." on page 37 of the Prospectus is deleted and the following language should be added under the heading "ING Directly manages the Following Portfolios" on page 37 of the Prospectus:

VP International Value Portfolio

Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Portfolio Manager of ING VP International Value Portfolio since July 2002. Prior to joining ING in July 2000, Mr. Saler was Senior Vice President and Director of International Equity Strategy at Lexington Management Corporation (1986-2000), which was acquired by the Adviser's parent company in July 2000.

Philip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Portfolio Manager of ING VP International Value Portfolio since July 2002. Prior to joining ING in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington, which was acquired by the Adviser's parent company in July 2000. Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE